Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
5. Prepaid Expenses and Other Current Assets
The following table provides a summary of prepaid expenses and other current assets:

	December 31,
	2023	2022
Prepaid materials, supplies and research and development services	$2,155	$820
Prepaid insurance	596	32
Prepaid subscriptions, software and other administrative services	504	53

Prepaid expenses and other current assets	$3,255	$905